UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5022
Skyline Funds
(Exact name of registrant as specified in charter)
311 South Wacker Drive, Suite 4500 Chicago, IL		60606
(Address of principal executive offices)		(Zip code)
William M. Dutton Skyline Funds 311 South Wacker Drive, Suite 4500 Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:		(312) 913-0900

Date of fiscal year end:	12/31/05

Date of reporting period:	9/30/05

Item 1. Schedule of Investments.

SCHEDULE OF PORTFOLIO HOLDINGS

SEPTEMBER 30, 2005 (UNAUDITED)

	COMPANY DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCKS

Autos & Transportation - 8.4%
Other Transportation - 5.1%
Drew Industries Incorporated (a)	Supplier to RVs and manufactured housing	306,000	7,897,860
Interpool, Inc.	Container leasing firm	295,800	5,398,350
Laidlaw International, Inc. (a)	Provider of transportation services	390,900	9,448,053
Ryder System, Inc.	Truck leasing company	144,300	4,937,946
			27,682,209
Railroad - 1.1%
Pacer International, Inc.	Rail logistics firm	215,400	5,677,944

Trucking - 1.0%
Swift Transportation Co., Inc. (a)	Truckload carrier	314,900	5,573,730

Autos - 1.2%
Aftermarket Technology Corp. (a)	Provider of remanufactured transmissions	356,500	6,556,035

Total Autos & Transportation			45,489,918

Consumer Discretionary - 22.3%
Commercial Services - 8.0%
Adesa, Inc.	Wholesale vehicle auctioneer	273,700	6,048,770
Hudson Highland Group, Inc.	Professional staffing	345,500	8,627,135
ProQuest Company (a)	Information content provider	306,200	11,084,440
Source Interlink Companies, Inc. (a)	Distributor of magazines	184,400	2,039,464
United Stationers Inc. (a)	Office products distributor	177,100	8,476,006
Watson Wyatt & Company Holdings	Benefit consulting company	260,200	7,012,390
			43,288,205

Consumer Products/Services - 4.5%
Gildan Activewear Inc. (a)	T-shirt manufacturer	29,900	1,143,077
School Specialty, Inc. (a)	Non-textbook school supplies	109,603	5,346,434
The Scotts Miracle-Gro Company (a)	Turf & horticultural products	111,500	9,804,195
The Toro Company	Turf maintenance products	218,600	8,035,736
			24,329,442

Printing/Publishing - 1.4%
ADVO, Inc.	Direct mail marketing company	253,101	7,919,530

Restaurants - 4.2%
CBRL Group, Inc.	Family dining	391,400	13,174,524
Rare Hospitality (a)	Steakhouse operator	140,300	3,605,710
The Steak n Shake Company (a)	Casual dining	322,600	5,855,190
			22,635,424

Retail - 4.2%
Big 5 Sporting Goods Corporation	Regional sporting goods retailer	282,100	6,730,906
Borders Group, Inc.	Book retailer	297,500	6,595,575
The Sports Authority, Inc.	Sporting goods retailer	317,100	9,335,424
			22,661,905

Total Consumer Discretionary			120,834,506

Financial Services - 26.2%
Banks/Thrifts - 4.5%
Commercial Capital Bancorp, Inc.	Savings Bank	282,100	4,795,700
Prosperity Bancshares, Inc.	Regional bank	238,400	7,211,600
Provident Bankshares Corporation	Commercial bank	174,900	6,083,022
Sterling Financial Corporation (a)	Savings and loan	285,495	6,437,912
			24,528,234

Insurance - 14.3%
Amerus Group Inc.	Life insurer	183,300	10,515,921
Aspen Insurance Holdings Limited	Property & casualty insurance	306,200	9,048,210
Clark, Inc. (a)	Insurance brokerage and consulting	306,200	5,153,346
Conseco, Inc. (a)	Life & health insurer	510,300	10,772,433
Delphi Financial Group, Inc.	Accident & health insurance	228,468	10,692,302
Reinsurance Group of America	Life reinsurer	247,100	11,045,370
Scottish Re Group Limited	Life reinsurer	395,800	9,435,872
Triad Guaranty Inc. (a)	Mortgage insurance	75,130	2,946,599
U.S.I. Holdings Corporation (a)	Insurance brokerage	619,353	8,045,396
			77,655,449

Other Financial Services - 5.4%
Investment Technology Group, Inc. (a)	Trade execution firm	354,300	10,487,280
MCG Capital Corporation	Business development company	531,400	8,964,718
Westcorp	Auto finance	166,600	9,812,740
			29,264,738

Real Estate Investment Trusts - 2.0%
iStar Financial Inc.	Commercial real estate lender	273,400	11,053,562

Total Financial Services			142,501,983

Health Care - 2.2%
Health Care Services - 2.2%
Davita Inc. (a)	Provider of dialysis services	160,750	7,405,753
Triad Hospitals, Inc. (a)	Hospital Operator	105,300	4,766,931

Total Health Care			12,172,684

Materials & Processing - 6.9%
Building/Construction Products - 1.9%
NCI Building Systems, Inc. (a)	Metal buildings	253,700	10,348,423

Industrial Products - 0.1%
Brady Corporation	Industrial identification systems	6,800	210,392

Packaging & Paper - 1.6%
Albany International Corp.	Manufacturer of paper machine clothing	238,400	8,789,808

Specialty Chemicals - 3.3%
Airgas, Inc.	Gas distributor	224,700	6,657,861
Cytec Industries Inc.	Specialty chemicals	261,900	11,361,222
			18,019,083

Total Materials & Processing			37,367,706

Other Energy - 3.2%
Equipment & Services - 1.2%
Key Energy Services, Inc. (a)	Workover services provider	462,100	6,815,975

Exploration & Production - 2.0%
Newfield Exploration Company (a)	Oil and gas producer	106,000	5,204,600
The Houston Exploration Co. (a)	Oil exploration and production	80,100	5,386,725
			10,591,325

Total Other Energy			17,407,300

Producer Durables - 11.3%
Railroad - 0.4%
Trinity Industries, Inc.	Railcar manufacturer	53,400	2,162,166

Aerospace - 1.1%
Curtiss-Wright Corporation	Aerospace & defense components mfg.	100,600	6,208,026

Diversified Manufacturing - 3.3%
Carlisle Companies Incorporated	Industrial conglomerate	109,300	6,948,201
Crane Co.	Industrial conglomerate	360,800	10,730,192
			17,678,393
Electrical Equipment - 5.2%
Acuity Brands, Inc.	Manufacturer of lighting fixtures	338,302	10,037,420
Belden CDT Inc.	Networking cable manufacturer	271,000	5,265,530
Commscope, Inc. (a)	Networking cable manufacturer	507,300	8,796,582
EnerSys	Manufacturer of industrial batteries	286,200	4,341,654
			28,441,186

Machinery - 1.3%
Flowserve Corporation (a)	Pump & valve manufacturer	188,100	6,837,435

Total Producer Durables			61,327,206

Technology - 15.1%
Distribution - 1.6%
Scansource, Inc (a)	Distributor of barcode and telephony products	95,700	4,664,418
Synnex Corporation (a)	Distributor of PCs and peripherals	255,900	4,309,356
			8,973,774

Electronic Components - 1.6%
Fairchild Semiconductor Int’l., Inc. (a)	Semiconductors	570,800	8,482,088

Other Technology - 7.1%
Applied Films Corporation (a)	Manufacturer of equipment to coat glass	216,500	4,546,500
Benchmark Electronics, Inc. (a)	Contract manufacturer	323,600	9,746,832
Electronics for Imaging, Inc. (a)	Products that support color printing	342,900	7,866,126
MEMC Electronic Materials, Inc. (a)	Manufacturer of silicon wafers	337,100	7,682,509
NETGEAR, Inc. (a)	Manufacturer of networking equipment	148,400	3,570,504
Park Electrochemical Corporation	Advanced electronic materials	190,000	5,063,500
			38,475,971

Services - 1.4%
Syniverse Holdings (a)	Services for wireless carriers	513,900	7,914,060

Software - 3.4%
Mentor Graphics Corporation (a)	Provider of EDA software	844,100	7,259,260
Parametric Technology Corp (a)	Design & collaboration software	462,500	3,223,625
Verity, Inc. (a)	Internet application software	80,400	853,848
eFunds Corporation (a)	Provider of EFT software	375,808	7,076,465
			18,413,198

Total Technology			82,259,091

TOTAL COMMON STOCKS - 95.6% (Cost $419,585,462)			519,360,394

MONEY MARKET INSTRUMENTS
US Bank Demand Note, 3.59% (b)			7,892,554
US Bank Commercial Paper, 3.601%, due 10/03/05			8,200,000

TOTAL MONEY MARKET INSTRUMENTS - 3.0% (Cost $16,092,554)			16,092,554

TOTAL INVESTMENTS - 98.6% (Cost $435,678,016)			535,452,948

OTHER ASSETS LESS LIABILITIES - 1.4%			7,545,715

NET ASSETS - 100%			$542,998,663

(a)  Non-income producing security.

(b) Variable rate demand note. Interest rate is reset every seven days. Rate disclosed represents rate in effect on September 30, 2005.

See accompanying notes to financial statements.

Notes to Schedule of Portfolio Holdings:

•                                          Security valuation – Investments are stated at value. Each equity security traded on a securities exchange shall be valued at the last current sale price as of the time of valuation on the exchange on which the security is principally traded (the “principal exchange”), or lacking any current reported sale on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded in the Nasdaq Stock Market (“Nasdaq”) shall be valued at the Nasdaq Official Closing Price (“NOCP”), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation on Nasdaq, or lacking any current reported sale on Nasdaq at the time of valuation, at the most recent bid quotation on Nasdaq. For certain fixed-income securities, Skyline Funds’ Board of Trustees has authorized the use of market valuations provided by an independent pricing service. Short-term instruments with sixty days or less to maturity are valued at amortized cost which approximates market value. Securities or other assets for which market quotations are not readily available, which may include certain restricted securities, are valued at a fair value as determined in good faith by the Skyline Funds’ Board of Trustees or a committee thereof.

•                                          Security transactions – Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

•                                          Federal income taxes – Cost of investments for federal income tax purposes was substantially the same as book cost of $419,585,462 on September 30, 2005, net unrealized appreciation was $99,774,932, consisting of gross unrealized appreciation of $106,706,459 and gross unrealized depreciation of $6,931,527.

Item 2. Controls and Procedures.

(a)   The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Signatures

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Skyline Funds

By (Signature and Title)*	/s/ William M. Dutton	William M. Dutton, President

Date		November 18, 2005

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William M. Dutton	William M. Dutton, President

Date		November 18, 2005

By (Signature and Title)*	/s/ Benjamin J. Kim	Benjamin J. Kim, Treasurer

Date		November 18, 2005

* Print the name and title of each signing officer under his or her signature.